UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-07680

Minnesota Municipal Income Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:          August 31

Date of reporting period:       February 28, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Report to Shareholders

MINNESOTA MUNICIPAL
INCOME PORTFOLIO

February 28, 2007
SEMIANNUAL REPORT

MINNESOTA MUNICIPAL
INCOME PORTFOLIO

Our Image – George Washington

His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American.

Table of Contents

1	Fund Overview

2	Financial Statements

5	Notes to Financial Statements

12	Schedule of Investments

15	Notice to Shareholder

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Fund OVERVIEW

Portfolio Allocation

As a percentage of total assets on February 28, 2007

Credit Quality Breakdown*

As a percentage of total assets on February 28, 2007

AAA	36%
AA	12%
A	17%
BBB	12%
BB	2%
Nonrated	16%
Other Assets	5%
100%

*Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

2007 Semiannual Report

Minnesota Municipal Income Portfolio

Financial STATEMENTS

Statement of Assets and Liabilities February 28, 2007 (unaudited)

Assets:
Investments in unaffiliated securities, at value (cost: $90,862,095) (note 2)	$95,999,850
Cash	17
Receivable for accrued interest	1,082,728
Prepaid expenses	28,666
Total assets	97,111,261
Liabilities:
Payable for investments purchased on a when-issued basis (note 2)	2,750,000
Payable for preferred share distributions (note 3)	13,727
Payable for investment advisory fees (note 5)	25,141
Payable for administrative fees (note 5)	14,366
Payable for transfer agent fees	5,653
Payable for professional fees	18,950
Payable for other expenses	6,681
Total liabilities	2,834,518
Preferred shares, at liquidation value	31,100,000
Net assets applicable to outstanding common shares	$63,176,743
Net assets applicable to outstanding common shares consist of:
Common shares and additional paid-in capital	$57,707,687
Undistributed net investment income	278,262
Accumulated net realized gain on investments	53,039
Net unrealized appreciation of investments	5,137,755
Net assets applicable to outstanding common shares	$63,176,743
Net asset value and market price of common shares:
Net assets applicable to outstanding common shares	$63,176,743
Common shares outstanding (authorized 200 million shares of $0.01 par value)	4,146,743
Net asset value per share	$15.24
Market price per share	$14.45
Liquidation preference of preferred shares (note 3):
Net assets applicable to preferred shares	$31,100,000
Preferred shares outstanding (authorized one million shares)	1,244
Liquidation preference per share	$25,000

See accompanying Notes to Financial Statements.

2007 Semiannual Report

Minnesota Municipal Income Portfolio

Statement of Operations For the Six-Month Period Ended February 28, 2007 (unaudited)

Investment income:
Interest from unaffiliated securities	$2,274,451
Dividends from unaffiliated securities	13,374
Dividends from affiliated money market fund	872
Total investment income	2,288,697
Expenses (note 5):
Investment advisory fees	164,982
Administrative fees	94,275
Remarketing agent fees	35,985
Custodian fees	2,546
Directors' fees	7,625
Postage and printing fees	11,655
Transfer agent fees	15,852
Professional fees	21,730
Other expenses	28,163
Total expenses	382,813
Less: Indirect payments from custodian	(27)
Total net expenses	382,786
Net investment income	1,905,911
Net realized and unrealized gains (losses) on investments in securities and futures contracts (notes 2 and 4):
Net realized gain (loss) on:
Investments in securities	120,096
Futures contracts	(258,336)
Net change in unrealized appreciation or depreciation of:
Investments in securities	772,351
Futures contracts	195,638
Net gain on investments	829,749
Distributions to preferred shareholders (note 2):
From net investment income	(381,276)
From net realized gain on investments in securities	(197,684)
Total distributions	(578,960)
Net increase in net assets applicable to common shares resulting from operations	$2,156,700

See accompanying Notes to Financial Statements.

2007 Semiannual Report

Minnesota Municipal Income Portfolio

Financial STATEMENTS continued

Statement of Changes in Net Assets

	Six-Month Period Ended 2/28/07 (unaudited)	Year Ended 8/31/06
Operations:
Net investment income	$1,905,911	$3,745,360
Net realized gain (loss) on:
Investment in securities	120,096	1,086,292
Futures contracts	(258,336)	(36,263)
Net change in unrealized appreciation or depreciation of:
Investment in securities	772,351	(1,712,575)
Futures contracts	195,638	(195,638)
Distributions to preferred shareholders (note 2):
From net investment income	(381,276)	(908,753)
From net realized gain on investments in securities	(197,684)	(7,215)
Net increase in net assets applicable to common shares resulting from operations	2,156,700	1,971,208
Distributions to common shareholders (note 2):
From net investment income	(1,264,757)	(3,346,422)
From net realized gain on investments in securities	(595,887)	(49,098)
Total distributions	(1,860,644)	(3,395,520)
Total increase (decrease) in net assets applicable to common shares	296,056	(1,424,312)
Net assets applicable to common shares at beginning of period	62,880,687	64,304,999
Net assets applicable to common shares at end of period	$63,176,743	$62,880,687
Undistributed net investment income	$278,262	$18,384

See accompanying Notes to Financial Statements.

2007 Semiannual Report

Minnesota Municipal Income Portfolio

Notes to Financial STATEMENTS (unaudited as to February 28, 2007)

(1) Organization
   Minnesota Municipal Income Portfolio Inc. (the "fund") is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, closed-end management investment company. The fund invests primarily in Minnesota municipal securities that, at the time of purchase, are rated investment grade or are unrated and deemed to be of comparable quality by FAF Advisors, Inc. ("FAF Advisors"). The fund may invest up to 5% of its total assets in municipal securities that, at the time of purchase, are rated lower than investment grade or are unrated and deemed to be of comparable quality by FAF Advisors. The fund will not invest in municipal securities that, at the time of purchase, are rated lower than B or are unrated and deemed to be of comparable quality by FAF Advisors. Municipal securities in which the fund invests may include municipal derivative securities, such as inverse floating rate and inverse interest-only municipal securities. The fund's investments also may include repurchase agreements, futures contracts, options on futures contracts, options, and interest rate swaps, caps, and floors. Fund shares are listed on the American Stock Exchange under the symbol MXA.

The fund concentrates its investments in Minnesota and therefore may have more credit risk related to the economic conditions of Minnesota than a portfolio with a broader geographical diversification.

(2) Summary of Significant Accounting Policies
   Security Valuations

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund's board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Security valuations are performed once a week and at the end of each month.

As of February 28, 2007, the fund had no fair valued securities.

Security Transactions and Investment Income

For financial statement purposes, the fund records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of bond premiums, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

2007 Semiannual Report

Minnesota Municipal Income Portfolio

Notes to Financial STATEMENTS continued

Inverse Floaters

As part of its investment strategy, the fund may invest in certain securities for which the potential income return is inversely related to changes in a floating interest rate ("inverse floaters"). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Inverse floaters may be characterized as derivative securities and may subject the fund to the risks of reduced or eliminated interest payments and losses of invested principal. In addition, inverse floaters have the effect of providing investment leverage and as a result, the market values of such securities will generally be more volatile than those of fixed-rate, tax-exempt securities. To the extent the fund invests in inverse floaters, the net asset value of the fund's shares may be more volatile than if the fund did not invest in such securities. As of and for the six-month period ended February 28, 2007, the fund had no outstanding investments in inverse floaters.

Repurchase Agreements

For repurchase agreements entered into with certain broker-dealers, the fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate balance of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. All agreements require that the daily market value of the collateral be in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default. As of February 28, 2007, the fund had no outstanding repurchase agreements.

Futures Transactions

In order to protect against changes in interest rates, the fund may buy and sell interest rate futures contracts. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. government securities in an amount equal to 5% of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund's basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund's statement of assets and liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the period will be recognized as capital gains (losses) for federal income tax purposes. As of February 28, 2007, the fund had no outstanding futures contracts.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities that have been purchased by the fund on a when-issued or forward-commitment basis can take place a month or more after the transaction date. Such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in

2007 Semiannual Report

Minnesota Municipal Income Portfolio

value prior to their delivery. The fund segregates assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund's net asset value if the fund makes such purchases while remaining substantially fully invested. As of February 28, 2007, the fund had when-issued or forward-commitment securities outstanding with a total cost of $2,750,000.

In connection with the ability to purchase securities on a when-issued basis, the fund may also enter into dollar rolls in which the fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the fund to "rollover" its purchase commitments, the fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage. As of and for the six-month period ended February 28, 2007, the fund had no dollar roll transactions.

Taxes

Federal

The fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains and losses may differ for financial statement and tax purposes primarily due to mark-to-market gains and losses on futures contracts. The character of distributions made during the six-month period ended February 28, 2007, and the fiscal year ended August 31, 2006, from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which amounts are distributed may differ from the fiscal period that the income or realized gains or losses were recorded by the fund.

The tax character of common and preferred share distributions paid during the six-month period ended February 28, 2007 (estimated), and the fiscal year ended August 31, 2006, were as follows:

	2/28/07	8/31/06
Distributions paid from:
Tax exempt income	$1,625,940	$4,058,449
Ordinary income	14,804	239,225
Long-term capital gains	790,309	16,298
	$2,431,053	$4,313,972

At August 31, 2006, the fund's most recently completed fiscal year, the components of accumulated earnings on a tax basis were as follows:

Undistributed tax exempt income	$12,019
Undistributed ordinary income	11,542
Accumulated long-term capital gain	789,211
Unrealized appreciation	4,365,404
Accumulated earnings	$5,178,176

2007 Semiannual Report

Minnesota Municipal Income Portfolio

Notes to Financial STATEMENTS continued

State

Minnesota taxable net income is generally based on federal taxable income. The portion of tax-exempt dividends paid by the fund that is derived from interest on Minnesota municipal bonds will be excluded from Minnesota taxable net income of individuals, estates, and trusts, provided that the portion of the tax-exempt dividends paid from these obligations represents 95% or more of the exempt-interest dividends paid by the fund. The remaining portion of these dividends, and dividends that are not exempt-interest dividends or capital gains distributions, will be included in the Minnesota taxable net income of individuals, estates, and trusts, except for dividends directly attributable to interest on obligations of the U.S. government, its territories and possessions.

The 1995 Minnesota Legislature enacted a statement of intent (codified at Minn. Stat. Section 289A.50, subdivision 10) that interest on obligations of Minnesota governmental units and Indian tribes be included in net income of individuals, estates and trusts for Minnesota income tax purposes if a court determines that Minnesota's exemption of such interest unlawfully discriminates against interstate commerce because interest on obligations of governmental issuers located in other states is so included. This provision applies to taxable years that begin during or after the calendar year in which any such court decision becomes final, irrespective of the date on which the obligations were issued. A recent decision by the Kentucky Court of Appeals held that Kentucky's tax exemption of interest on its own bonds and its taxation of interest on the bonds of other states is illegal. The Kentucky Supreme Court declined to review this decision. Kentucky officials have stated that they plan to seek U.S. Supreme Court review of this decision. The fund cannot predict the likelihood that interest on the Minnesota bonds held by the fund would become taxable for Minnesota income tax purposes under Section 289A.50, subdivision 10.

Distributions to Shareholders

Distributions from net investment income are made monthly for common shareholders and weekly for preferred shareholders. Common share distributions are recorded as of the close of business on the ex-dividend date and preferred share dividends are accrued daily. Net realized gains distributions, if any, will be made at least annually. Distributions are payable in cash or, for common shareholders pursuant to the fund's dividend reinvestment plan, reinvested in additional common shares of the fund. Under the dividend reinvestment plan, common shares will be purchased in the open market.

Deferred Compensation Plan

Under a Deferred Compensation Plan (the "Plan"), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, preselected by each Director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the results of operations during the reporting period. Actual results could differ from these estimates.

2007 Semiannual Report

Minnesota Municipal Income Portfolio

(3) Remarketed Preferred Shares   As of February 28, 2007, the fund had 1,244 remarketed preferred shares (622 shares in class "M" and 622 shares in class "W") (RP®) outstanding with a liquidation preference of $25,000 per share. The dividend rate on the RP® is adjusted every seven days (on Mondays for class "M" and on Wednesdays for class "W"), as determined by the remarketing agent. On February 28, 2007, the dividend rates were 3.58% and 3.58% for class "M" and "W," respectively.

RP® is a registered trademark of Merrill Lynch & Company ("Merrill Lynch").

(4) Investment Security Transactions  Cost of purchases and proceeds from sales of securities other than temporary investments in short-term securities, for the six-month period ended February 28, 2007, aggregated $14,411,671 and $15,163,993, respectively.

(5) Expenses
   Investment Advisory Fees

Pursuant to an investment advisory agreement (the "Agreement"), FAF Advisors, a subsidiary of U.S. Bank National Association ("U.S. Bank"), manages the fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement provides FAF Advisors with a monthly investment advisory fee in an amount equal to an annualized rate of 0.35% of the fund's average weekly net assets including preferred shares. For its fee, FAF Advisors provides investment advice and, in general, conducts the management and investment activities of the fund.

The fund may invest in related money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to both the fund and the related money market funds, FAF Advisors will reimburse the fund an amount equal to the investment advisory fee received from the related money market funds that is attributable to the assets of the fund. For financial statement purposes, this reimbursement is recorded as investment income.

Administrative Fees

FAF Advisors serves as the fund's administrator pursuant to an administration agreement between FAF Advisors and the fund. Under this agreement, FAF Advisors receives a monthly administrative fee in an amount equal to an annualized rate of 0.20% of the fund's average weekly net assets including preferred shares. For its fee, FAF Advisors provides numerous services to the fund including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various other services.

Remarketing Agent Fees

The fund has entered into a remarketing agreement with Merrill Lynch (the "Remarketing Agent"). The remarketing agreement provides the Remarketing Agent with a monthly fee in an amount equal to an annualized rate of 0.25% of the fund's average amount of RP® outstanding. For its fee, the Remarketing Agent will remarket shares of RP® tendered to it on behalf of shareholders and will determine the applicable dividend rate for each seven-day dividend period.

Custodian Fees

U.S. Bank serves as the fund's custodian pursuant to a custodian agreement with the fund. The custodian fee charged to the fund is equal to an annual rate of 0.005% of average weekly net assets, including preferred shares. These fees are computed weekly and paid monthly.

Under this agreement, interest earned on uninvested cash balances is used to reduce a portion of the fund's custodian expenses. These credits, if any are disclosed as "Indirect payments from the custodian" in the Statement of Operations. Conversely, the custodian charges a fee for any cash

2007 Semiannual Report

Minnesota Municipal Income Portfolio

Notes to Financial STATEMENTS continued

overdrafts incurred, which will increase the fund's custodian expenses. For the six-month period ended February 28, 2007, custodian fees were increased by $162 as a result of overdrafts and reduced by $27 as a result of interest earned.

Other Fees and Expenses

In addition to the investment advisory, administrative, remarketing agent, and custodian fees, the fund is responsible for paying most other operating expenses, including: outside directors' fees and expenses, listing fees, postage and printing of shareholder reports, transfer agent fees and expenses, legal, auditing, and accounting services, insurance, interest, taxes, and other miscellaneous expenses. For the six-month ended February 28, 2007, legal fees and expenses of $1,303 were paid to a law firm of which an Assistant Secretary of the Fund is a partner.

Expenses that are directly related to the fund are charged directly to the fund. Other operating expenses of the First American Family of Funds are allocated to the fund on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds or a combination of both methods.

(6) Indemnifications  The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown. However, the fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(7) New Accounting Pronouncements  On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the fund will incorporate FIN 48 in its semiannual report on February 28, 2008.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value and requires additional disclosure about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of February 28, 2007, the fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for the fiscal period.

2007 Semiannual Report

Minnesota Municipal Income Portfolio

(8) Financial Highlights  Per-share data for a share of capital shares outstanding throughout each period and selected information for each period are as follows:

	Six-Month Period Ended 2/28/07		Year Ended	Seven- Month Period Ended		Year ended January 31,
	(unaudited)		8/31/06	8/31/05		2005	2004	2003	2002
Per-Share Date
Net asset value, common shares, beginning of period	$15.16		$15.51	$15.52		$15.57	$15.29	$14.67	$14.49
Operations:
Net investment income	0.46		0.90	0.56		0.93	0.97	1.03	1.03
Net realized and unrealized gains (losses) on investments	0.20		(0.21)	0.04		0.10	0.31	0.59	0.14
Distributions to preferred shareholders:
From net investment income	(0.09)		(0.22)	(0.07)		(0.08)	(0.06)	(0.09)	(0.17)
From net realized gain on investments	(0.05)		— (e)	—		— (e)	—	—	—
Total from operations	0.52		0.47	0.53		0.95	1.22	1.53	1.00
Distributions to common shareholders:
From net investment income	(0.30)		(0.81)	(0.54)		(0.95)	(0.94)	(0.91)	(0.82)
From net realized gain on investments	(0.14)		(0.01)	—		(0.05)	—	—	—
Total distributions to common shareholders	(0.44)		(0.82)	(0.54)		(1.00)	(0.94)	(0.91)	(0.82)
Net asset value, common shares, end of period	$15.24		$15.16	$15.51		$15.52	$15.57	$15.29	$14.67
Market value, common shares, end of period	$14.45		$14.80	$16.44		$16.21	$16.33	$15.56	$14.50
Selected Information
Total return, common shares, net asset value (a)	3.54	% (g)	3.23%	3.49	% (g)	6.34%	8.18%	10.73%	7.06%
Total return, common shares, market value (b)	0.70	% (g)	(5.02)%	4.90	% (g)	5.90%	11.36%	13.85%	10.94%
Net Assets applicable to common shares, end of period (in millions)	$63		$63	$64		$64	$65	$63	$61
Ratio of expenses to average weekly net assets applicable to common shares (c)	1.23	% (f)	1.21%	1.18	% (f)	1.17%	1.19%	1.19%	1.21%
Ratio of net investment income to average weekly net assets applicable to common shares (c)	6.10	% (f)	5.96%	6.19	% (f)	6.08%	6.32%	6.87%	7.05%
Portfolio turnover rate	16%		64%	14%		19%	34%	23%	4%
Net assets applicable to remarketed preferred shares outstanding, end of period (in millions)	$31		$31	$31		$31	$31	$31	$31
Asset coverage per remarketed preferred share (in thousands) (d)	$76		$76	$77		$77	$77	$76	$74
Liquidation preference and market value per remarketed preferred share (in thousands)	$25		$25	$25		$25	$25	$25	$25

(a)  Assumes reinvestment of distributions at net asset value.

(b)  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

(c)  Ratios do not reflect the effect of dividend payments to preferred shareholders; income ratios reflect income earned on assets attributable to preferred shares, where applicable.

(d)  Represents net assets applicable to common shares plus preferred shares at liquidation value divided by preferred shares outstanding.

(e)  Less than $0.01 per share.

(f)  Annualized.

(g)  Total return has not been annualized.

2007 Semiannual Report

Minnesota Municipal Income Portfolio

Schedule of INVESTMENTS (unaudited)

Minnesota Municipal Income Portfolio  February 28, 2007

Description of Security	Principal Amount	Market Value (a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)
Municipal Long-Term Securities 146.7%
Authority Revenue — 1.6%
Duluth Seaway Port Authority, Cargill Inc. Project, 4.20%, 5/1/13	$1,000,000	$1,006,610
Economic Development Revenue — 1.3%
Marshall Health Care Facility, Weiner Medical Center Project, 6.00%, 11/1/28	750,000	826,905
Education Revenue — 19.9%
Higher Education Facility, Augsburg College, 5.00%, 5/1/23	500,000	523,900
5.00%, 5/1/28	1,800,000	1,878,408
Higher Education Facility, College of Art & Design, 5.00%, 5/1/26	1,000,000	1,046,360
Higher Education Facility, St. John's University, 5.00%,10/1/22	1,000,000	1,071,320
Higher Education Facility, University of St. Thomas, 5.00%, 4/1/23	800,000	856,664
Higher Education Facility, University of St. Thomas (Prerefunded 4/1/08 @ 100), 5.38%, 4/1/18 (b)	800,000	814,520
St. Paul Housing and Redevelopment Authority, Community Peace Academy Project, 5.00%, 12/1/36	500,000	511,355
St. Paul Housing and Redevelopment Authority, St. Paul Academy and Summit School, 5.50%, 10/1/24	1,210,000	1,254,516
University of MN Special Purpose Revenue, State Supported Stadium Debt, 4.00%, 8/1/12	1,075,000	1,092,813
5.00%, 8/1/12	1,000,000	1,065,360
4.00%, 8/1/13	1,385,000	1,410,913
4.50%, 8/1/13	1,000,000	1,047,680
		12,573,809
General Obligation — 9.3%
Delano Independent School District (FSA) (Crossover Refunded 2/1/11 @ 100), 5.88%, 2/1/25 (b)	1,000,000	1,077,610
Minneapolis and St. Paul Metropolitan Airport Commission (AMT) (FGIC), 5.25%, 1/1/21	1,000,000	1,038,270
Sauk Rapids Independent School District (MBIA) (Crossover Refunded 2/1/11 @ 100), 5.75%, 2/1/23 (b)	3,500,000	3,755,815
		5,871,695
Healthcare Revenue — 47.2%
Agriculture and Economic Development, Health Care System, Fairview Hospital, 5.75%, 11/15/26	35,000	36,133
Aitkin Health Care Facilities, Riverwood Health Care Center, 5.50%, 2/1/24	500,000	515,620
Colorado Health Authority Revenue, Christian Living Communities Project A, 5.75%, 1/1/26	500,000	527,640
Cuyuna Range Hospital District, 6.00%, 6/1/29	1,000,000	1,019,180
Cuyuna Range Hospital District, 5.50%, 6/1/35	1,000,000	1,041,230
Duluth Health Care Facility, Benedictine Health System-St. Mary's Hospital, 5.25%, 2/15/33	1,500,000	1,574,820
Glencoe Health Care Facilities, Glencoe Regional Health Services, 5.00%, 4/1/20	500,000	520,240
5.00%, 4/1/25	1,000,000	1,038,840
Glencoe Health Care Facilities, Glencoe Regional Health Services (Prerefunded 4/1/11 @ 101), 7.50%, 4/1/31 (b)	650,000	738,731
Golden Valley Health Care Facilities, Covenant Retirement Communities, 5.50%,12/1/25	680,000	706,472
Illinois Finance Authority Revenue, Franciscan Community, 5.50%, 5/15/37	675,000	687,616
Illinois Finance Authority, Three Crowns Park Plaza, 5.88%, 2/15/26	500,000	529,065
Inver Grove Heights Minnesota Nursing, Presbyterian Home Care, 5.38%, 10/1/26	800,000	814,424
Minneapolis Health Care Facilities, Allina Health Systems, 5.75%, 11/15/32	3,000,000	3,251,250
Minneapolis Health Care, Fairview Health Services (Prerefunded 5/15/12 @ 101), 5.63%, 5/15/32 (b)	2,000,000	2,196,440
Monticello, Big Lake Community Hospital District, 6.20%, 12/1/22	1,000,000	1,056,140
Moorhead, Minnesota Economic Development Authority, Housing Development Eventide Project, 5.15%, 6/1/29	700,000	704,151
Northfield Hospital Revenue, 5.38%, 11/1/31	1,500,000	1,601,940
Pine City Health Care Revenue, North Branch (GNMA), 5.00%, 10/20/47	325,000	338,952
Shakopee Health Care Facility, St. Francis Regional Medical Center, 5.25%, 9/1/34	1,000,000	1,053,190
St. Cloud Health Care Revenue, St. Cloud Hospital Obligated Group (FSA), 5.75%, 5/1/26	4,500,000	4,788,675

See accompanying Notes to Schedule of Investments.

2007 Semiannual Report

Minnesota Municipal Income Portfolio

Minnesota Municipal Income Portfolio (continued)

Description of Security	Principal Amount	Market Value (a)
St. Louis Park Health Care Facilities, Park Nicollet Health Systems, 5.25%, 7/1/30	$1,250,000	$1,324,813
St. Paul Housing and Redevelopment Authority Hospital Revenue, HealthEast Project, 6.00%, 11/15/30	550,000	612,662
St. Paul Housing and Redevelopment Authority, Nursing Home Episcopal, 5.63%, 10/1/33	1,000,000	1,033,460
St. Paul Port Authority Lease, HealthEast Midway Campus, 5.75%, 5/1/25	100,000	104,157
5.88%, 5/1/30	500,000	519,335
6.00%, 5/1/30	900,000	936,432
Winona Health Care Facilities, Winona Health Obligated Group, 6.00%, 7/1/34	500,000	547,615
		29,819,223
Housing Revenue — 23.9%
Cottage Grove Senior Housing Revenue, Cottage Grove Project, 5.00%, 12/1/31	475,000	475,570
Coon Rapids Multifamily Housing Revenue, Margaret Place Apartments, 6.25%, 5/1/18	500,000	513,695
Eden Prairie Multifamily Housing, Preserve Place (GNMA), 5.60%, 7/20/28	400,000	411,356
Maplewood Multifamily Revenue, Carefree Cottages II (AMT) (FNMA), 4.80%, 4/15/34	1,000,000	1,018,690
Minneapolis-St. Paul Housing, Finance Board Single Family Mortgage Revenue (AMT), Mortgage Backed City Living, 5.00%, 11/1/38	1,750,000	1,805,773
Minnesota State Housing Finance Agency, Residential Housing, (AMT) 4.70%, 7/1/27 (c)	2,750,000	2,772,605
Moorhead Senior Housing Revenue, Sheyenne Crossing Project, 5.65%, 4/1/41	800,000	814,344
New Hope Multifamily Revenue, Northridge B (Prerefunded 7/1/06 @ 100), 6.05%, 1/1/17 (b)	400,000	404,584
Pine County Housing and Redevelopment Authority, 5.00%, 2/1/31	1,000,000	1,048,370
Prior Lake Senior Housing, Shepards Path Senior Housing, 5.70%, 8/1/36	500,000	517,665
Rochester Multifamily Housing, Weatherstone Apartments (AMT) (Mandatory Put 9/1/17 @ 100), 6.38%, 9/1/37	2,800,000	3,134,348
St. Anthony Housing, Silver Lake Village, 5.63%, 2/1/31	1,000,000	1,028,200
State Housing and Finance Agency, 5.95%, 1/1/17	795,000	801,225
State Housing and Redevelopment Authority, Goodhue County Apartments, 6.63%, 1/1/24	345,000	360,114
		15,106,539
Leasing Revenue — 0.4%
Andover Economic Development Authority Public Facility Lease Revenue, Andover Community Center (Crossover Refunded 2/1/14 @ 100), 5.13%, 2/1/24 (b)	250,000	264,995
Miscellaneous Revenue — 4.8%
New Minneapolis Revenue, University Gateway Project, 4.50%, 12/1/31	3,000,000	3,025,770
Recreation Authority Revenue — 3.6%
Moorhead Golf Course, 5.88%, 12/1/21	490,000	497,747
St. Paul Port Authority Hotel Facility, Radisson Kellogg Project (Prerefunded 8/1/08 @ 103), 7.38%, 8/1/29 (b)	900,000	970,956
St. Paul Recreational Facilities, Highland National Project, 5.00%,10/1/25	750,000	801,240
		2,269,943
Tax Revenue — 6.8%
Minneapolis Development Revenue, Limited Tax Supported Common Bond, (AMT) 4.85%, 12/1/17	580,000	596,170
4.88%, 12/1/18	610,000	627,592
Minneapolis Tax Increment Revenue, Grant Park Project, 5.35%, 2/1/30	1,000,000	1,009,740
Minneapolis Tax Increment Revenue, St. Anthony Falls Project, 5.65%, 2/1/27	450,000	463,001
5.75%, 2/1/27	500,000	517,560
Puerto Rico Commonwealth Infrastructure, 5.00%, 7/1/31	1,000,000	1,058,860
		4,272,923
Transportation Revenue — 8.4%
Minneapolis and St. Paul Metropolitan Airport Commission (FGIC) (Prerefunded 1/1/10 @ 101), 5.75%, 1/1/32 (b)	5,000,000	5,327,250
Utility Revenue — 16.1%
Princeton Public Utility System, 4.25%, 4/1/16	190,000	191,075
Puerto Rico Electric Power Authority, 5.00%, 7/1/24	1,000,000	1,080,590

See accompanying Notes to Schedule of Investments.

2007 Semiannual Report

Minnesota Municipal Income Portfolio

Schedule of INVESTMENTS (unaudited) continued

Minnesota Municipal Income Portfolio (concluded)

Description of Security	Principal Amount/ Shares	Market Value (a)
Southern Minnesota Municipal Power Agency, Zero Coupon Bond (MBIA), 4.12%, 1/1/19 (d)	$10,000,000	$6,169,800
4.21%, 1/1/23 (d)	2,000,000	1,033,700
4.22%, 1/1/24 (d)	3,500,000	1,732,290
		10,207,455
Water/Pollution Control Revenue — 3.4%
Public Facilities Water Pollution Control Revenue, 5.00%, 3/1/12	2,000,000	2,121,620
Total Municipal Long-Term Securities (cost: $87,556,982)		92,694,737
Short Term Investments — 5.2%
Money Market Fund — 5.2%
Federated Minnesota Municipal Cash Trust (cost: $3,305,113)	3,305,113	3,305,113
Total Investments in Securities (e) — 151.9% (cost: $90,862,095)		$95,999,850
Preferred Shares at Liquidation Value — (49.2)%		(31,100,000)
Other Assets and Liabilities, Net — (2.7)%		(1,723,107)
Total Net Assets — 100.0%		$63,176,743

Notes to Schedule of Investments:

(a)  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

(b)  Prerefunded issues are backed by U.S. government obligations. Crossover refunded issues are backed by the credit of the refunding issuer. In both cases, the bonds mature at the date and price indicated.

(c)  Security purchased on a when-issued basis. On February 28, 2007, the cost of investments purchased on a when-issued basis was $2,750,000 or 4.4% of total net assets. See note 2 in Notes to Financial Statements.

(d)  For zero-coupon investments, the interest rate shown is the effective yield as of February 28, 2007.

(e)  On February 28, 2007, the cost of investments in securities for federal income tax purposes was $90,862,095. There are currently no material differences between federal tax cost and book cost of investments. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were as follows:

Gross unrealized appreciation	$5,169,495
Gross unrealized depreciation	(31,740)
Net Unrealized Appreciation	$5,137,755

  AMT–Alternative Minimum Tax. As of February 28, 2007, the aggregate market value of securities subject to the AMT is $10,993,448, which represents 17.4% of net assets applicable to common shares.

  FGIC–Financial Guaranty Insurance Corporation

  FNMA–Federal National Mortgage Association

  FSA–Financial Security Assurance

  GNMA–Government National Mortgage Association

  MBIA–Municipal Bond Insurance Association

2007 Semiannual Report

Minnesota Municipal Income Portfolio

NOTICE TO SHAREHOLDERS (Unaudited)

ANNUAL MEETING RESULTS

An annual meeting of the fund's shareholders was held on December 4, 2006. Each matter voted upon at that meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes with respect to such matters, are set forth below.

(1)  The fund's preferred shareholders elected the following directors:

	Shares Voted "For"	Shares Withholding Authority to Vote
Roger A. Gibson	1,162	77
Leonard W. Kedrowski	1,160	79

(2)  The fund's common and preferred shareholders, voting as a single class, elected the following directors:

	Shares Voted "For"	Shares Withholding Authority to Vote
Benjamin R. Field III	3,760,823	52,444
Victoria J. Herget	3,758,038	55,229
John P. Kayser	3,762,874	50,393
Richard K. Riederer	3,758,038	55,229
Joseph D. Strauss	3,762,038	51,229
Virginia L. Stringer	3,752,834	60,433
James M. Wade	3,755,421	57,846

(3)  The fund's common and preferred shareholders, voting as a single class, ratified the selection by the fund's board of directors of Ernst & Young LLP as the independent registered public accounting firm for the fund for the fiscal period ending August 31, 2007. The following votes were cast regarding this matter:

Shares Voted "For"	Shares Voted "Against"	Abstentions	Broker Non-Votes
3,786,056	7,809	19,402	—

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at www.firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

The fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The fund's Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. In addition, you may review and copy the fund's Forms N-Q at the Commissions Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

QUARTERLY PORTFOLIO HOLDINGS

The fund will make portfolio holdings information publicly available by posting the information at www.firstamericanfunds.com on a quarterly basis. The fund will attempt to post such information within 10 days of the quarter end.

2007 Semiannual Report

Minnesota Municipal Income Portfolio

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Board of DIRECTORS

VIRGINIA STRINGER

Chairperson of Minnesota Municipal Income Portfolio

Governance Consultant; former Owner and President of Strategic Management Resources, Inc.

BENJAMIN FIELD III

Director of Minnesota Municipal Income Portfolio

Retired; former Senior Financial Advisor, Senior Vice President, Chief Financial Officer,

and Treasurer of Bemis Company, Inc.

ROGER GIBSON

Director of Minnesota Municipal Income Portfolio

Director of Charterhouse Group, Inc.

VICTORIA HERGET

Director of Minnesota Municipal Income Portfolio

Investment Consultant; former Managing Director of Zurich Scudder Investments

JOHN KAYSER

Director of Minnesota Municipal Income Portfolio

Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of

William Blair & Company, LLC

LEONARD KEDROWSKI

Director of Minnesota Municipal Income Portfolio

Owner and President of Executive and Management Consulting, Inc.

RICHARD RIEDERER

Director of Minnesota Municipal Income Portfolio

Owner and Chief Executive Officer of RKR Consultants, Inc.

JOSEPH STRAUSS

Director of Minnesota Municipal Income Portfolio

Owner and President of Strauss Management Company

JAMES WADE

Director of Minnesota Municipal Income Portfolio

Owner and President of Jim Wade Homes

Minnesota Municipal Income Portfolio’s Board of Directors is comprised entirely of independent directors.

MINNESOTA MUNICIPAL INCOME PORTFOLIO
2007 Semiannual Report

FAF Advisors, Inc., is a wholly owned subsidiary of U.S. Bank National Association, which is a wholly owned subsidiary of U.S. Bancorp.

This document is printed on paper containing 10% postconsumer waste.
4/2007 0068-07 MXA-SAR

Item 2—Code of Ethics

Not applicable to the semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to the semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to the semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to the semi-annual report.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this semi-annual report.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Neither the registrant nor any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), purchased any shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this item.

Item 11—Controls and Procedures

(a)                      The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this
Form N-CSR was recorded, processed, summarized and reported timely.

(b)                     There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)        Not applicable.

(a)(2)        Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3)        Not applicable.

(b)                     Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Minnesota Municipal Income Portfolio Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: May 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: May 8, 2007

By:
/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: May 8, 2007